Fair Value - Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Cash and cash equivalents	$ 730,427	$ 641,812
Securities available for sale	310,418	358,185
Held to maturity securities	4,389	5,306
Net loans	4,803,366	4,589,822
Accrued interest receivable	13,828	13,194
Financial liabilities:
Demand deposits	814,908	762,101
Interest bearing deposits	4,736,927	4,617,323
Short-term borrowings	120,054	84,781
Accrued interest payable	3,646	3,817
Level 1 [Member]
Financial assets:
Cash and cash equivalents	730,427	641,812
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	325	271
Financial liabilities:
Demand deposits	814,908	762,101
Interest bearing deposits	2,604,094	2,579,123
Short-term borrowings	0	0
Accrued interest payable	159	216
Level 2 [Member]
Financial assets:
Cash and cash equivalents	0	0
Securities available for sale	310,418	358,185
Held to maturity securities	4,389	5,306
Net loans	0	0
Accrued interest receivable	1,266	1,317
Financial liabilities:
Demand deposits	0	0
Interest bearing deposits	2,132,833	2,038,200
Short-term borrowings	120,054	84,781
Accrued interest payable	3,487	3,601
Level 3 [Member]
Financial assets:
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	4,803,366	4,589,822
Accrued interest receivable	12,237	11,606
Financial liabilities:
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	730,427	641,812
Securities available for sale	310,418	358,185
Held to maturity securities	4,339	5,365
Federal Reserve Bank and Federal Home Loan Bank stock	6,601	6,507
Net loans	5,200,255	5,047,810
Accrued interest receivable	13,828	13,194
Financial liabilities:
Demand deposits	814,908	762,101
Interest bearing deposits	4,742,509	4,628,882
Short-term borrowings	120,054	84,781
Accrued interest payable	$ 3,646	$ 3,817